Sales and Marketing Costs (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Sales and marketing costs	€ 20,482	€ 28,856	€ 17,744
Xepi® License [Member]
Statement Line Items [Line Items]
Depreciation of marekting expenses	€ 3,802	€ 1,533